Right-of-use assets and lease liabilities - Operating leases current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating Lease, Liability, Current	€ 46.5	€ 55.6
Finance, Current	4.7	0.0
Operating Lease, Liability, Noncurrent	129.8	153.8
Finance, Non-current	8.1	9.5
Operating, Lease liabilities	176.3	209.4
Finance Lease, Liability	€ 12.8	€ 9.5
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesCurrent	us-gaap:OtherLiabilitiesCurrent
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent	us-gaap:OtherLiabilitiesNoncurrent